Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Statements of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Cash flows provided by (used in) operating activities	$ 468.5	$ 377.3	$ 380.1
Capital expenditures	(204.0)	(179.3)	(174.0)
Acquisitions, net of cash acquired - Trauma Acquisition	(280.0)	0	0
Other	(4.6)	(6.8)	(11.6)
Proceeds from sales/maturities of investments	5.5	42.1	59.3
Purchases of investments	(6.4)	(0.4)	(78.7)
Net cash used in investing activities	(488.6)	(144.0)	(205.0)
Payments under senior secured credit facilities	(33.5)	(35.4)	(34.8)
Proceeds under revolvers/facility	86.6	0	0
Payments under revolvers/facility	(80.6)	0	0
Proceeds from senior and senior subordinated notes due 2020 and term loans	3,396.2	0	0
Tender/retirement of senior notes due 2017 and term loans	(3,423.0)	0	(11.2)
Payment of fees related to refinancing activities	(79.0)	0	0
Other	(34.9)	(2.7)	(16.6)
Net cash used in financing activities	(134.7)	(38.1)	(51.4)
Effect of exchange rate changes on cash	18.0	(30.6)	15.0
Increase (decrease) in cash and cash equivalents	(136.8)	164.6	138.7
Cash and cash equivalents, beginning of period	492.4	327.8	189.1
Cash and cash equivalents, end of period	355.6	492.4	327.8
Biomet, Inc. [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Cash flows provided by (used in) operating activities	128.6	36.7	49.7
Capital expenditures	0	0	0
Acquisitions, net of cash acquired - Trauma Acquisition	0
Other	0	0	0
Proceeds from sales/maturities of investments		0	0
Purchases of investments			0
Net cash used in investing activities	0	0	0
Payments under senior secured credit facilities		(35.4)	(34.8)
Proceeds under revolvers/facility	80.0
Payments under revolvers/facility	(80.0)
Proceeds from senior and senior subordinated notes due 2020 and term loans	3,396.2
Tender/retirement of senior notes due 2017 and term loans	(3,423.0)
Payment of fees related to refinancing activities	(79.0)
Other	(22.8)	(1.3)	(14.9)
Net cash used in financing activities	(128.6)	(36.7)	(49.7)
Effect of exchange rate changes on cash	0	0	0
Increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of period	0	0	0
Cash and cash equivalents, end of period	0	0	0
Guarantors [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Cash flows provided by (used in) operating activities	228.2	63.0	182.5
Capital expenditures	(102.9)	(89.9)	(81.4)
Acquisitions, net of cash acquired - Trauma Acquisition	(277.5)
Other	(2.5)	(1.5)	(8.8)
Proceeds from sales/maturities of investments		42.1	59.3
Purchases of investments			(78.7)
Net cash used in investing activities	(382.9)	(49.3)	(109.6)
Payments under senior secured credit facilities		0	0
Proceeds under revolvers/facility	0
Payments under revolvers/facility	0
Proceeds from senior and senior subordinated notes due 2020 and term loans	0
Tender/retirement of senior notes due 2017 and term loans	0
Payment of fees related to refinancing activities	0
Other	(0.1)	0	0
Net cash used in financing activities	(0.1)	0	0
Effect of exchange rate changes on cash	0	0	0
Increase (decrease) in cash and cash equivalents	(154.8)	13.7	72.9
Cash and cash equivalents, beginning of period	190.1	176.4	103.5
Cash and cash equivalents, end of period	35.3	190.1	176.4
Non-Guarantors [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Cash flows provided by (used in) operating activities	111.7	277.6	147.9
Capital expenditures	(101.1)	(89.4)	(92.6)
Acquisitions, net of cash acquired - Trauma Acquisition	(2.5)
Other	(2.1)	(5.3)	(2.8)
Proceeds from sales/maturities of investments		0	0
Purchases of investments			0
Net cash used in investing activities	(105.7)	(94.7)	(95.4)
Payments under senior secured credit facilities		0	0
Proceeds under revolvers/facility	6.6
Payments under revolvers/facility	(0.6)
Proceeds from senior and senior subordinated notes due 2020 and term loans	0
Tender/retirement of senior notes due 2017 and term loans	0
Payment of fees related to refinancing activities	0
Other	(12.0)	(1.4)	(1.7)
Net cash used in financing activities	(6.0)	(1.4)	(1.7)
Effect of exchange rate changes on cash	18.0	(30.6)	15.0
Increase (decrease) in cash and cash equivalents	18.0	150.9	65.8
Cash and cash equivalents, beginning of period	302.3	151.4	85.6
Cash and cash equivalents, end of period	320.3	302.3	151.4
Eliminations [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Cash flows provided by (used in) operating activities	0	0	0
Capital expenditures	0	0	0
Acquisitions, net of cash acquired - Trauma Acquisition	0
Other	0	0	0
Proceeds from sales/maturities of investments		0	0
Net cash used in investing activities	0	0	0
Payments under senior secured credit facilities		0	0
Proceeds under revolvers/facility	0
Payments under revolvers/facility	0
Proceeds from senior and senior subordinated notes due 2020 and term loans	0
Tender/retirement of senior notes due 2017 and term loans	0
Payment of fees related to refinancing activities	0
Other	0	0	0
Net cash used in financing activities	0	0	0
Effect of exchange rate changes on cash	0	0	0
Increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of period	0	0	0
Cash and cash equivalents, end of period	$ 0	$ 0	$ 0